SUPPLEMENT DATED OCTOBER 15, 2015
 TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010
FOR PREFERRED ADVISOR

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
 KMA VARIABLE ACCOUNT

This supplement contains information regarding a change to an investment option that is available under your Contract.

On or about May 1, 2016, the name of the following investment option will change:

Current Name	New Name

Columbia Variable Portfolio – Cash Management Fund	Columbia Variable Portfolio – Government Money Market Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.